Related Parties Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Parties Transactions [Line Items]
Received services amount	$ 21,931	$ 18,819	$ 14,813
Sapiens Software Solutions (Poland) [Member]
Related Parties Transactions [Line Items]
Professional services and fixed assets	168	165	181
Related Party [Member]
Related Parties Transactions [Line Items]
Trade payables balances	3,633	1,233
Trade receivables balances	823	1,008
Hardware and Software [Member]
Related Parties Transactions [Line Items]
Purchased from affiliated companies	$ 245	$ 316	$ 109